Equity (Details)						9 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($) $ / shares	May 06, 2020 USD ($) $ / shares	Feb. 26, 2020 USD ($) $ / shares	May 31, 2019 shares	May 22, 2019 USD ($) shares	Sep. 30, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2018	Dec. 31, 2019 USD ($)
Equity [Abstract]
Share capital						$ 10,160,000		$ 10,160,000
Shares outstanding (in shares) | shares						101,601,662
Nominal value per share (in dollars per share) | $ / shares						$ 0.10
Voting right per share | Vote						1
Treasury shares held (in shares) | shares						0
Increase (decrease) in treasury shares (in shares) | shares						0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date						Feb. 26, 2020
Dividend paid date						Mar. 23, 2020
Dividend declared and paid (in dollars per share) | $ / shares			$ 0.41
Dividends paid			$ 41,700,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date						May 06, 2020
Dividend paid date						Jun. 15, 2020
Dividend declared and paid (in dollars per share) | $ / shares		$ 0.41
Dividends paid		$ 41,700,000
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date						Jul. 31, 2020
Dividend paid date						Sep. 15, 2020
Dividend declared and paid (in dollars per share) | $ / shares	$ 0.42
Dividends paid	$ 42,700,000
Algonquin [Member]
Equity [Abstract]
Share capital					$ 30,000,000
Shares outstanding (in shares) | shares				2,000,000	1,384,402
Ownership interest				44.20%	42.27%	44.20%
Abengoa [Member]
Equity [Abstract]
Ownership interest							41.47%